UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

KraneShares Trust

Supplement dated June 9, 2014 to the Annual Report to Shareholders dated March 31, 2014 (the “Annual Report”)

This Supplement provides new and additional information beyond that contained in the Annual Report and should be read in conjunction with the Annual Report.

On page 3 of the Management Discussion of Fund Performance (unaudited) for the KraneShares CSI China Internet ETF, the reference to the “KraneShares CSI China Five Year Plan ETF” included in the performance graph immediately preceding the Average Annual Total Return table is hereby replaced with “KraneShares CSI China Internet ETF.”

Please retain this Supplement for future reference.

KraneShares Trust

KraneShares Bosera MSCI China A Share ETF
KraneShares CSI China Five Year Plan ETF
KraneShares CSI China Internet ETF

Annual Report

March 31, 2014

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
KraneShares Bosera MSCI China A Share ETF

KraneShares Bosera MSCI China A ETF

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China A Index (the “Underlying Index”).

The Underlying Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the fund’s fiscal year end on March 31, 2014 (the “reporting period”), the Fund decreased 3.60%, while the Index decreased 3.48%. The Fund had a net asset value of $30.00 per share upon commencement of operation on March 4, 2014, and ended the reporting period with a net asset value of $28.92 on March 31, 2014.

During the reporting period, the highest returns came from Risesun Real Estate Development and China Fortune Land Development, which returned 44.00% and 36.00%, respectively. The worst performers were Neusoft and Zhefu Holdings Group, which returned -19.69% and -16.51%, respectively.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2014
	Cumulative Inception to Date
	Net Asset Value		Market Price
KraneShares Bosera MSCI China A Share ETF	(3.60)%		(2.77	)%‡
MSCI China A Index	(3.48	)%‡	(3.48	)%‡
S&P 500 Index	0.06	%‡	0.06	%‡

* The Fund commenced operations on March 4, 2014.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
KranesShares CSI China Five Year Plan ETF

KraneShares CSI China Five Year Plan ETF

The KraneShares CSI China Five Year Plan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index.

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses the index sponsor, China Securities Index Co., Ltd (“CSI”), has determined will be important in the Five-Year Plan.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the fund’s fiscal year end on March 31, 2014 (the “reporting period”), the Fund increased 25.70%, while the Index increased 26.42%. The Fund had a net asset value of $50.00 per share upon commencement of operation on July 22, 2013, and ended the reporting period with a net asset value of $62.85 on March 31, 2014.

During the reporting period, the highest returns came from Vipshop Holdings and Kandi Technologies Group, which returned 281.06% and 234.01%, respectively. The worst performers were Prince Frog International Holdings and Anxin-China Holdings, which returned -54.20% and -42.56%, respectively.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2014
	Cumulative Inception to Date
	Net Asset Value		Market Price
KraneShares CSI China Five Year Plan ETF	25.70%		26.24	%‡
CSI Overseas China Five-Year Plan Index	26.42	%‡	26.42	%‡
S&P 500 Index	12.06	%‡	12.06	%‡

* The Fund commenced operations on July 22, 2013.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
KraneShares CSI China Internet ETF

KraneShares CSI China Internet ETF

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Internet Index.

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), as defined by the index sponsor, China Securities Index Co., Ltd. (“CSI”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the fund’s fiscal year end on March 31, 2014 (the “reporting period”), the Fund increased 44.18%, while the Index increased 43.03%. The Fund had a net asset value of $25.00 per share commencement of operation on July 31, 2013, and ended the reporting period with a net asset value of $35.93 on March 31, 2014.

During the reporting period, the highest returns came from Vipshop Holdings and 21Vianet Group, which returned 234.15% and 117.26%, respectively. The worst performers were SINA and Renren, which returned -18.01% and -17.84%, respectively.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2014
	Cumulative Inception to Date
	Net Asset Value		Market Price
KraneShares CSI China Internet ETF	44.18%		44.46	%‡
CSI Overseas China Internet Index	43.03	%‡	43.03	%‡
S&P 500 Index	12.68	%‡	12.68	%‡

* The Fund commenced operations on July 31, 2013.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.5%
CHINA — 99.5%
Consumer Discretionary — 12.4%
Anhui Jianghuai Automobile, Cl A*	12,600	$20,669
Anhui Zhongding Sealing Parts, Cl A	7,300	9,545
Beijing Gehua CATV Network, Cl A	8,800	11,478
Beijing Wangfujing Department Store Group, Cl A*	3,500	9,575
Beiqi Foton Motor, Cl A	19,000	16,073
BesTV New Media, Cl A	6,700	34,567
Byd, Cl A*	5,900	45,650
Chengdu B-Ray Media, Cl A	9,920	17,501
China CYTS Tours Holding, Cl A	5,000	14,860
China International Travel Service, Cl A	3,700	19,785
China South Publishing & Media Group, Cl A	6,800	14,140
Chongqing Changan Automobile, Cl A	25,500	39,246
Chongqing Department Store, Cl A*	1,800	6,172
Chongqing Zongshen Power Machinery, Cl A	9,500	7,868
CITIC Guoan Information Industry, Cl A*	14,200	15,255
Dashang Group, Cl A	3,500	14,989
DongFeng Automobile, Cl A*	12,000	5,847
Elec-Tech International, Cl A*	7,900	10,202
FAW CAR, Cl A*	12,200	19,817
Fujian Septwolves Industry, Cl A	6,300	7,812
Fuyao Glass Industry Group, Cl A*	19,600	26,036
GoerTek, Cl A*	9,200	37,877
Great Wall Motor, Cl A*	6,000	31,332
Gree Electric Appliances, Cl A	34,000	153,104
Guangdong Advertising, Cl A*	3,800	19,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Guangdong Alpha Animation and Culture, Cl A	2,800	$13,667
Guangdong Yihua Timber Industry, Cl A	16,900	13,698
Haining China Leather Market, Cl A	5,100	10,917
Hisense Electric, Cl A	10,800	19,558
Huawen Media Investment Group, Cl A*(A)(B)	12,300	26,230
Huayu Automotive Systems, Cl A*	15,600	24,085
Hunan TV & Broadcast Intermediary, Cl A	10,700	23,145
Jiangling Motors, Cl A*	2,300	8,696
Jiangsu Phoenix Publishing & Media, Cl A	9,600	13,741
Jishi Media, Cl A*	8,800	17,252
Liaoning Cheng Da, Cl A*	18,500	41,237
Luthai Textile*	6,800	9,930
Midea Group, Cl A*	10,200	73,949
Pang Da Automobile Trade, Cl A*	11,800	9,868
Qingdao Haier, Cl A	22,300	58,243
SAIC Motor, Cl A*	33,200	73,950
Shanghai Jahwa United, Cl A*	6,600	35,781
Shanghai Oriental Pearl Group, Cl A	19,200	35,016
Shanghai Yuyuan Tourist Mart, Cl A*	15,100	18,043
Shenzhen Grandland Decoration Group, Cl A	2,700	6,652
Shenzhen MTC, Cl A	4,800	8,553
Shenzhen Overseas Chinese Town, Cl A*	43,800	32,473
Sichuan Changhong Electric, Cl A	55,600	30,670
Suning Commerce Group, Cl A	55,600	62,772
TCL, Cl A	108,700	44,228
Wanxiang Qianchao, Cl A*	12,000	18,469
Weifu High-Technology Group, Cl A	8,300	30,568
Yintai Resources, Cl A	5,700	7,490
Youngor Group, Cl A*	21,800	24,892
Zhejiang Yasha Decoration, Cl A	3,800	14,924
		1,417,653
Consumer Staples — 6.8%
Anhui Golden Seed Winery, Cl A*	5,900	7,553
Beijing Dabeinong Technology Group, Cl A	10,900	21,316
Beijing Shunxin Agriculture, Cl A	3,300	7,812
Beijing Yanjing Brewery, Cl A*	19,000	20,626
Beingmate Baby & Child Food, Cl A	3,400	14,430
Bright Dairy & Food, Cl A*	8,300	22,372
Chongqing Brewery, Cl A	2,900	6,753
Chuying Agro-pastora Group, Cl A*	5,700	7,682
Fujian Sunner Development, Cl A	4,800	6,747
Gansu Yasheng Industrial Group A, Cl A	19,000	21,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Guangdong Haid Group, Cl A	4,000	$6,208
Hebei Chengde Lolo, Cl A*	3,300	11,198
Heilongjiang Agriculture, Cl A	10,700	11,994
Henan Shuanghui Investment & Development, Cl A*	8,300	52,446
Inner Mongolia Yili Industrial Group, Cl A	21,500	123,889
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,300	26,106
Jointown Pharmaceutical Group, Cl A*(A)(B)	5,300	13,638
Kweichow Moutai, Cl A*	5,500	136,837
Luzhou Laojiao, Cl A	10,500	28,926
MeiHua Holdings Group, Cl A*	9,400	7,755
New Hope Liuhe, Cl A	7,800	14,689
Shandong Denghai Seeds, Cl A	2,100	9,308
Shanghai Friendship Group, Cl A	11,600	19,066
Shanxi Xinghuacun Fen Wine Factory, Cl A*	3,900	9,653
Shenzhen Agricultural Products, Cl A	14,100	20,386
Sichuan Swellfun, Cl A	4,400	5,802
Tsingtao Brewery, Cl A*	4,200	25,809
V V Food & Beverage, Cl A*	11,300	7,942
Wuliangye Yibin, Cl A	25,700	68,900
Yantai Changyu Pioneer Wine, Cl A	1,700	6,873
Yonghui Superstores, Cl A*	8,600	17,039
Yuan Longping High-tech Agriculture, Cl A*	4,700	17,309
Zhangzidao Group, Cl A	3,700	7,266
Zhejiang Guyuelongshan Shaoxing Wine, Cl A*	5,700	7,664
		793,292
Energy — 4.3%
Anhui Hengyuan Coal-Electricity Group, Cl A	6,800	5,916
Beijing Haohua Energy Resource, Cl A	5,400	5,028
China Coal Energy, Cl A	27,600	19,575
China Merchants Energy Shipping, Cl A	24,900	9,411
China Oilfield Services, Cl A*	8,900	24,662
China Petroleum & Chemical, Cl A*	68,500	55,413
China Shenhua Energy, Cl A*	27,300	60,720
Datong Coal Industry, Cl A	10,100	6,968
Guanghui Energy, Cl A	43,200	50,926
Guizhou Panjiang Refined Coal, Cl A	6,200	5,634
Henan Shenhuo Coal & Power, Cl A*	14,300	8,670
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A*	5,000	5,227
Jizhong Energy Resources, Cl A	10,400	10,554
Offshore Oil Engineering, Cl A*	26,600	32,726
PetroChina, Cl A*	48,700	59,524
Pingdingshan Tianan Coal Mining, Cl A	14,200	9,043

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
SDIC Xinji Energy, Cl A*	9,700	$4,820
Shanghai Datun Energy Resources, Cl A	4,400	5,704
Shanxi Lanhua Sci-Tech Venture, Cl A	9,500	12,666
Shanxi Lu'an Environmental Energy Development, Cl A	12,100	15,295
Shanxi Xishan Coal & Electricity Power, Cl A*	21,300	17,881
Wintime Energy, Cl A	10,600	7,126
Wuhan Kaidi Electric Power, Cl A	9,200	9,395
Yang Quan Coal Industry Group, Cl A	16,300	15,335
Yantai Jereh Oilfield Services Group, Cl A*	3,900	37,758
		495,977
Financials — 33.1%
Agricultural Bank of China, Cl A*	354,100	137,813
Avic Capital, Cl A	10,300	25,013
Bank of Beijing, Cl A	72,800	88,863
Bank of China, Cl A*	88,300	36,780
Bank of Communications, Cl A	265,800	161,583
Bank of Nanjing, Cl A	26,800	33,403
Bank of Ningbo, Cl A	17,400	24,793
Beijing Capital Development, Cl A*	15,200	11,978
Beijing Huaye Realestate, Cl A*	12,900	9,481
Beijing North Star, Cl A*	20,000	8,717
Beijing Urban Construction Investment & Development, Cl A*	6,700	10,473
Bohai Leasing, Cl A*	6,700	8,835
Changjiang Securities, Cl A	19,600	25,816
China CITIC Bank, Cl A*	38,400	28,593
China Construction Bank, Cl A	144,400	92,892
China Enterprise*	15,200	15,669
China Everbright Bank, Cl A	213,000	84,953
China Fortune Land Development, Cl A	6,000	26,864
China Life Insurance, Cl A*	21,900	47,301
China Merchants Bank, Cl A*	201,800	318,700
China Merchants Property Development, Cl A*	10,400	31,545
China Merchants Securities, Cl A	17,500	28,510
China Minsheng Banking, Cl A*	255,000	314,136
China Pacific Insurance Group, Cl A*	37,800	96,050
China Vanke, Cl A*	124,100	161,462
CITIC Securities, Cl A*	103,600	175,443
COFCO Property Group, Cl A	13,700	7,667
Everbright Securities, Cl A*	12,900	16,120
Financial Street Holdings, Cl A*	34,200	27,776
Founder Securities, Cl A	32,100	27,877
Gemdale, Cl A	60,600	67,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
GF Securities, Cl A	26,700	$42,425
Guoyuan Securities, Cl A*	10,300	14,312
Haitong Securities, Cl A*	91,300	135,672
Hangzhou Binjiang Real Estate Group, Cl A	5,100	5,454
Huafa Industrial Zhuhai, Cl A	9,200	10,298
Huatai Securities, Cl A	29,500	35,962
Huaxia Bank, Cl A	40,200	54,566
Industrial & Commercial Bank of China, Cl A*	238,200	132,163
Industrial Bank, Cl A*	143,400	219,551
Industrial Securities, Cl A	19,600	27,361
Jinke Properties Group, Cl A	4,400	6,078
Nanjing Gaoke, Cl A*	5,000	7,985
New China Life Insurance, Cl A*	6,300	20,446
Northeast Securities, Cl A*	5,900	14,992
Oceanwide Real Estate Group, Cl A*	17,100	15,070
Pacific Securities, Cl A	11,200	11,276
Ping An Bank, Cl A*	57,300	99,248
Ping An Insurance Group of China, Cl A*	43,200	260,951
Poly Real Estate Group, Cl A*	59,100	72,330
RiseSun Real Estate Development, Cl A*	8,500	16,882
Sealand Securities, Cl A*	8,800	13,813
Shaanxi International Trust, Cl A*	7,300	8,324
Shanghai AJ, Cl A*	10,800	17,647
Shanghai Chengtou Holding, Cl A*	20,200	22,903
Shanghai Industrial Development, Cl A	5,700	6,618
Shanghai Lujiazui Finance & Trade Zone Development, Cl A*	4,100	10,748
Shanghai Pudong Development Bank, Cl A*	154,400	241,359
Shanghai Shimao, Cl A*	4,400	6,086
Shanghai Zhangjiang High-Tech Park Development, Cl A	11,700	12,852
Shanxi Securities, Cl A	9,500	9,839
Shenzhen Zhenye Group, Cl A*	10,200	8,842
Sinolink Securities, Cl A*	4,900	14,673
SooChow Securities, Cl A*	13,500	15,523
Southwest Securities, Cl A*	12,700	17,095
Suning Universal, Cl A	10,800	7,451
Sunshine City Group, Cl A	8,600	13,070
Western Securities, Cl A	3,600	6,461
Xinhu Zhongbao, Cl A	28,300	13,472
Zhejiang China Commodities City Group, Cl A	16,400	14,559
Zhongtian Urban Development Group, Cl A	9,700	8,362
		3,825,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 8.2%
Beijing SL Pharmaceutical, Cl A	3,800	$23,773
Beijing Tiantan Biological Products, Cl A*	3,500	10,408
Beijing Tongrentang, Cl A*	8,900	24,834
Changchun High & New Technology Industries, Cl A*	1,500	23,231
China National Accord Medicines, Cl A	1,800	12,737
China National Medicines, Cl A*	4,300	14,100
China Resources Double Crane Pharmaceutical, Cl A*	4,700	14,573
China Resources Sanjiu Medical & Pharmaceutical, Cl A*	5,900	20,400
Guangxi Wuzhou Zhongheng Group, Cl A*	13,100	27,030
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A*	8,100	33,518
Guizhou Yibai Pharmaceutical, Cl A	3,900	25,684
Harbin Pharmaceutical Group, Cl A	13,000	12,001
Huadong Medicine, Cl A*	2,900	20,978
Hualan Biological Engineering, Cl A*	4,400	18,306
Huapont-Nutrichem, Cl A	3,900	10,619
Humanwell Healthcare Group, Cl A*	6,000	26,497
Jiangsu Hengrui Medicine, Cl A	9,200	49,536
Jiangsu Kanion Pharmaceutical, Cl A*	4,100	20,104
Jiangzhong Pharmaceutical, Cl A*	2,800	7,403
Jilin Aodong Medicine Industry Groups, Cl A	10,100	25,128
Joincare Pharmaceutical Group Industry, Cl A*	8,100	7,191
Kangmei Pharmaceutical, Cl A*	21,500	56,015
Livzon Pharmaceutical Group, Cl A*	1,500	10,556
North China Pharmaceutical, Cl A	11,400	9,204
Searainbow Holding, Cl A*	10,100	33,786
Shandong Dong-E E-Jiao-A, Cl E*	7,900	43,324
Shanghai Fosun Pharmaceutical Group, Cl A*	15,800	50,896
Shanghai Kehua Bio-Engineering, Cl A*	5,900	21,150
Shanghai Pharmaceuticals Holding, Cl A*	11,600	24,663
Shenzhen Salubris Pharmaceuticals, Cl A*	2,500	11,740
Shijiazhuang Yiling Pharmaceutical, Cl A	1,700	8,620
Sichuan Kelun Pharmaceutical, Cl A	2,900	18,795
Tasly Pharmaceutical Group, Cl A*	8,500	53,299
Tianjin ZhongXin Pharmaceutical Group, Cl A*	3,200	6,140
Tonghua Dongbao Pharmaceutical, Cl A*	9,100	18,762
Xizang Haisco Pharmaceutical Group, Cl A*	3,300	9,962
Yunnan Baiyao Group, Cl A*	5,200	70,248
Zhangzhou Pientzehuang Pharmaceutical, Cl A	800	9,648
Zhejiang Hisun Pharmaceutical, Cl A	6,300	14,509
Zhejiang Huahai Pharmaceutical, Cl A*	6,500	12,481
Zhejiang Medicine, Cl A*	7,000	11,213
Zhejiang NHU, Cl A*	4,900	15,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhongyuan Union Stem Cell Bioengineering, Cl A*	3,700	$14,293
		952,533
Industrials — 16.0%
Air China, Cl A*	25,700	14,218
AVIC Aircraft, Cl A*	18,000	24,345
Avic Heavy Machinery, Cl A	5,900	11,880
Beijing New Building Material, Cl A*	3,900	9,578
Beijing Orient Landscape, Cl A	3,000	11,097
China Aerospace Times Electronics, Cl A*	11,700	18,929
China Avic Electronics, Cl A*	5,300	15,999
China Baoan Group, Cl A	16,000	27,121
China CAMC Engineering, Cl A	2,900	8,474
China CNR, Cl A*	54,400	40,594
China Communications Construction, Cl A*	17,700	10,703
China CSSC Holdings, Cl A	6,200	18,446
China Eastern Airlines, Cl A*	25,500	10,048
China First Heavy Industries, Cl A	34,400	10,954
China Gezhouba Group, Cl A*	28,900	17,987
China International Marine Containers Group, Cl A*	12,100	28,586
China National Chemical Engineering, Cl A	18,600	18,606
China Railway Construction, Cl A*	38,600	26,073
China Railway Erju, Cl A*	11,000	8,722
China Railway Group, Cl A*	77,200	31,039
China Railway Tielong Container Logistics, Cl A	13,800	11,407
China Shipbuilding Industry, Cl A	65,800	49,525
China Shipping Container Lines, Cl A*	35,800	12,321
China Shipping Development, Cl A	9,500	6,081
China Southern Airlines, Cl A*	37,000	14,995
China Spacesat, Cl A*	8,000	21,126
China State Construction Engineering, Cl A	180,600	84,520
China XD Electric, Cl A*	19,300	11,608
China-Kinwa High Technology, Cl A*	13,900	11,289
CMST Development, Cl A*	7,000	15,277
COSCO Shipping, Cl A	12,700	6,474
CPT Technology Group, Cl A	2,100	7,464
CSR, Cl A*	53,200	38,587
CSSC Steel Structure Engineering, Cl A*	4,300	4,696
Daqin Railway, Cl A	78,300	84,118
Dazhong Transportation Group, Cl A*	11,000	11,163
Dongfang Electric, Cl A*	10,000	20,103
East China Engineering Science and Technology, Cl A*	2,400	6,542
Fangda Carbon New Material, Cl A*	11,600	13,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fujian Expressway Development, Cl A	20,700	$6,924
Fujian Longking, Cl A	4,800	22,279
Gem-Year Industrial, Cl A*	4,800	6,122
Guangshen Railway, Cl A*	42,500	17,976
Guangxi Liugong Machinery, Cl A*	11,000	10,331
Guangzhou Baiyun International Airport, Cl A	6,900	7,779
Guangzhou Shipyard International, Cl A*	3,300	8,752
Hafei Aviation Industry, Cl A*	2,200	9,047
Hainan Airlines, Cl A	62,200	18,206
Han's Laser Technology, Cl A	11,000	23,422
Henan Pinggao Electric, Cl A*	9,200	18,702
Jiangsu Yueda Investment, Cl A*	9,600	15,625
Jiangsu Zhongnan Construction Group, Cl A	5,300	6,529
Jiangsu Zhongtian Technologies, Cl A*	8,500	15,884
Jiangsu Zongyi, Cl A	10,000	14,715
Jiangxi Ganyue Expressway, Cl A*	17,600	7,982
Jiangxi Hongdu Aviation Industry, Cl A*	5,400	13,713
Jihua Group, Cl A	17,400	7,303
Keda Industrial, Cl A*	7,000	22,493
Mesnac, Cl A*	8,400	11,375
Metallurgical, Cl A*	61,100	16,508
Minmetals Development, Cl A*	6,500	11,656
NARI Technology Development, Cl A*	19,900	45,189
Ningbo Port, Cl A	38,500	14,241
Ningbo Yunsheng Group, Cl A	5,000	11,877
North Navigation Control Technology, Cl A	5,600	10,753
Orient Group, Cl A*	18,800	17,838
Palm Landscape Architecture, Cl A*	2,800	7,237
Power Construction Corp of China, Cl A	50,600	22,297
Rizhao Port, Cl A*	18,500	7,319
Sany Heavy Industry, Cl A	45,900	41,043
Shanghai International Airport, Cl A*	14,500	29,313
Shanghai International Port Group, Cl A*	30,800	23,529
Shanghai Mechanical and Electrical Industry, Cl A*	5,500	17,018
Shanghai Tunnel Engineering, Cl A	7,800	12,519
Shanghai Zhenhua Heavy Industries, Cl A*	22,900	12,411
Shanghai Zhixin Electric, Cl A*	5,200	15,020
Shanxi Coal International Energy Group, Cl A	10,400	6,272
Shenzhen Airport, Cl A	10,200	6,299
Shenzhen Hifuture Electric, Cl A	5,100	5,938
Shenzhen Yantian Port Holding, Cl A	10,200	9,268
Shuangliang Eco-Energy Systems, Cl A*	4,900	8,794

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sieyuan Electric, Cl A*	4,000	$9,463
Sinochem International, Cl A	9,400	10,189
Sinoma International Engineering, Cl A	6,600	7,749
Sinotrans Air Transportation Development, Cl A*	4,800	8,607
Suzhou Gold Mantis Construction Decoration, Cl A	8,000	23,184
Taiyuan Heavy Industry, Cl A*	23,700	11,549
TBEA, Cl A*	38,700	56,077
Tian Di Science & Technology, Cl A*	6,400	9,202
Tianjin Capital Environmental Protection Group, Cl A*	5,700	7,398
Tianjin Port, Cl A*	11,300	15,683
Tianjin Teda, Cl A	14,400	9,935
Weichai Power, Cl A*	12,500	33,451
XCMG Construction Machinery, Cl A	12,400	13,321
Xi' An Aero-Engine, Cl A*	7,400	24,802
Xiamen C & D, Cl A	18,500	19,131
Xi'An Shaangu Power, Cl A*	7,400	8,045
Xinjiang Goldwind Science & Technology, Cl A*	21,500	32,468
XJ Electric, Cl A*	5,600	27,604
Zhefu Holding Group, Cl A	10,800	11,898
Zhejiang Dun'An Artificial Environment, Cl A*	5,100	6,717
Zhengzhou Coal Mining Machinery Group, Cl A*	11,400	10,762
Zhengzhou Yutong Bus, Cl A*	12,500	32,285
Zoomlion Heavy Industry Science and Technology, Cl A*	56,700	44,408
		1,845,945
Information Technology — 5.3%
Aisino, Cl A*	7,600	23,785
Anhui USTC iFlytek, Cl A*	4,200	30,396
Beijing Shiji Information Technology, Cl A	1,400	9,306
Beijing Zhongke Sanhuan High-Tech, Cl A*	9,600	20,148
Besttone Holdings, Cl A*	2,800	7,574
BOE Technology Group, Cl A*	82,500	29,853
DHC Software, Cl A*	4,200	27,261
Fiberhome Telecommunication Technologies, Cl A	6,500	13,809
Glodon Software, Cl A*	2,400	14,046
GRG Banking Equipment, Cl A*	4,500	12,824
Guangzhou Haige Communications Group, Cl A*	5,500	16,656
Hangzhou Hikvision Digital Technology, Cl A	15,100	42,376
Hundsun Technologies, Cl A(A)(B)	7,000	24,170
Inspur Electronic Information Industry, Cl A*	1,800	14,416
Neusoft, Cl A*	10,200	20,144
People.cn, Cl A	1,200	13,509
Sanan Optoelectronics, Cl A	10,800	39,514

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shanghai Aerospace Automobile Electromechanical, Cl A	7,500	$9,059
Shengyi Technology, Cl A*	11,800	10,703
Shenzhen Kaifa Technology, Cl A*	8,900	8,030
Shenzhen Laibao Hi-tech, Cl A*	5,300	9,274
Shenzhen O-film Tech, Cl A*	2,600	17,604
Taiji Computer, Cl A*	1,800	9,113
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A*	4,000	11,309
Tsinghua Tongfang, Cl A	23,200	33,841
Wuhan Guide Infrared, Cl A*	2,700	7,295
YGSOFT, Cl A(A)(B)	4,200	14,387
Yonyou Software, Cl A*	6,500	18,053
Zhejiang Chint Electrics, Cl A*	3,800	14,966
Zhejiang Dahua Technology, Cl A*	7,800	35,864
ZTE, Cl A	27,500	55,902
		615,187
Materials — 9.4%
Advanced Technology & Materials, Cl A*	7,800	9,734
Aluminum Corp of China, Cl A*	36,100	19,681
Anhui Conch Cement, Cl A*	27,100	71,215
Baoshan Iron & Steel, Cl A*	62,000	38,389
BBMG, Cl A*	9,400	9,781
Beijing Kangde Xin Composite Material, Cl A	9,200	29,384
Chenzhou Mining Group, Cl A*	9,700	12,043
China Hainan Rubber Industry Group, Cl A	11,800	12,753
China Minmetals Rare Earth, Cl A*	6,600	18,044
China Nonferrous Metal Industry's Foreign Engineering and Construction, Cl A	8,900	13,998
CSG Holding*	16,800	21,290
Guangdong Guanhao High-Tech, Cl A*	8,100	12,636
Hebei Iron & Steel, Cl A	55,900	17,351
Henan Zhongfu Industry, Cl A	11,800	6,718
Huaxin Cement, Cl A*	3,200	5,687
Hubei Xingfa Chemicals Group, Cl A	3,900	7,025
Hubei Yihua Chemical Industry, Cl A	10,100	8,414
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A*	20,000	64,394
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	5,800	10,223
Inner Mongolian Baotou Steel Union, Cl A*	42,200	27,283
Jiangxi Copper, Cl A*	12,500	24,908
Jilin Ji En Nickel Industry, Cl A	4,900	7,999
Jilin Yatai Group, Cl A	22,800	13,750
Jinduicheng Molybdenum, Cl A*	12,100	11,929
Kailuan Energy Chemical, Cl A	8,400	6,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kingfa Sci & Tech, Cl A	23,800	$19,482
Lianhe Chemical Technology, Cl A	4,000	11,856
Luxi Chemical Group, Cl A	12,100	7,395
Luxin Venture Capital Group, Cl A	3,400	8,317
Maanshan Iron & Steel, Cl A	35,900	9,353
North Huajin Chemical Industries, Cl A*	9,000	6,369
Pangang Group Vanadium Titanium & Resources, Cl A*	51,700	16,047
Pengxin International Mining, Cl A*	4,600	7,679
Qinghai Salt Lake Industry, Cl A*	7,200	17,323
Rising Nonferrous Metals Share, Cl A*	1,700	9,230
Shandong Chenming Paper Holdings, Cl A*	12,600	9,058
Shandong Gold Mining, Cl A	10,700	28,806
Shandong Hualu Hengsheng Chemical, Cl A*	8,600	8,478
Shandong Humon Smelting, Cl A*	2,400	5,230
Shandong Iron and Steel, Cl A*	24,200	6,266
Shandong Nanshan Aluminum, Cl A*	16,000	12,660
Shanxi Taigang Stainless Steel, Cl A	30,000	11,435
Shenzhen Zhongjin Lingnan Nonfemet, Cl A*	20,200	18,712
Sinopec Shanghai Petrochemical, Cl A*	27,500	15,214
Tangshan Jidong Cement, Cl A	8,100	11,672
Tangshan Sanyou Chemical Industries, Cl A*	11,100	8,587
Tongling Nonferrous Metals Group, Cl A	10,700	15,350
Wanhua Chemical Group, Cl A	16,300	45,796
Western Mining, Cl A*	23,300	19,335
Wuhan Iron & Steel, Cl A	53,200	17,539
Xiamen Tungsten, Cl A	4,100	15,469
Xinjiang Tianshan Cement, Cl A*	8,600	7,967
Xinjiang Zhongtai Chemical, Cl A* (A)(B)	12,500	11,720
Xinxing Ductile Iron Pipes, Cl A	20,100	17,617
Yunnan Aluminium, Cl A	12,800	6,690
Yunnan Chihong Zinc & Germanium, Cl A	12,600	18,075
Yunnan Copper Industry, Cl A*	9,600	10,792
Yunnan Lincang Xinyuan Germanium Industrial, Cl A*	3,900	7,665
Yunnan Tin, Cl A	6,900	12,417
Yunnan Yuntianhua, Cl A*	5,000	7,237
Zhejiang Juhua, Cl A	11,100	9,158
Zhejiang Longsheng Group, Cl A	16,000	41,840
Zhejiang Runtu, Cl A	4,600	17,111
Zhongjin Gold, Cl A	22,100	28,434
Zhuzhou Times New Material Technology, Cl A*	6,500	9,460

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zibo Qixiang Tengda Chemical, Cl A	2,500	$5,548
Zijin Mining Group, Cl A*	107,000	38,718
		1,093,910
Telecommunication Services — 0.8%
China United Network Communications, Cl A*	127,600	62,794
Dr Peng Telcom & Media Group, Cl A	15,600	34,170
		96,964
Utilities — 3.2%
Beijing Capital, Cl A	13,200	14,011
Chengdu Xingrong Investment, Cl A*	24,700	20,100
China Yangtze Power, Cl A	62,100	57,626
CPI Yuanda Environmental-Protection Group, Cl A*	2,700	7,964
Datang International Power Generation, Cl A	16,500	9,845
GD Power Development, Cl A*	103,700	39,359
Guangdong Baolihua New Energy Stock, Cl A	18,200	13,493
Guangdong Electric Power Development, Cl A	8,400	6,647
Guangzhou Development Group, Cl A	8,300	6,834
Huadian Power International, Cl A*	22,300	11,118
Huaneng Power International, Cl A*	31,600	25,613
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	14,600	8,335
SDIC Power Holdings, Cl A	40,900	30,257
Shanghai Dazhong Public Utilities Group, Cl A*	18,600	15,286
Shanghai Electric Power, Cl A*	9,700	7,504
Shenergy, Cl A*	34,300	24,382
Shenzhen Energy Group, Cl A*	11,900	10,870
Shenzhen Gas, Cl A*	6,000	6,976
Sichuan Chuantou Energy, Cl A	13,400	24,093
Sound Environmental, Cl A*	5,400	23,865
Zhongshan Public Utilities Group, Cl A	3,500	5,938
		370,116
TOTAL COMMON STOCK (Cost $11,937,177)		11,506,844
TOTAL INVESTMENTS — 99.5% (Cost $11,937,177)		$11,506,844

Percentages are based on Net Assets of $11,566,115

*	Non-income producing security.
(A)	Security fair valued using method determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $90,145 and represented 0.78% of Net Assets.
(B)	Security considered illiquid. The total market value of such securities as of September 30, 2013 was $90,145 and represented 0.78% of Net Assets.
Cl	Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares Bosera MSCI China A Share ETF

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3*	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$1,391,423	$—	$26,230	$1,417,653
Consumer Staples	779,654	—	13,638	793,292
Energy	495,977	—	—	495,977
Financials	3,825,267	—	—	3,825,267
Health Care	952,533	—	—	952,533
Industrials	1,845,945	—	—	1,845,945
Information Technology	576,630	—	38,557	615,187
Materials	1,082,190	—	11,720	1,093,910
Telecommunication Services	96,964	—	—	96,964
Utilities	370,116	—	—	370,116
Total Investments in Securities	$11,416,699	$—	$90,145	$11,506,844

*	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 81.9%
Consumer Discretionary — 10.9%
ANTA Sports Products	6,943	$11,582
Baoxin Auto Group	5,990	5,089
Byd, Cl H	4,309	26,636
China Dongxiang Group	24,938	4,951
China ZhengTong Auto Services Holdings*	6,198	3,444
Ctrip.com International ADR*	980	49,411
Daphne International Holdings	5,826	2,374
Dongfeng Motor Group, Cl H	22,758	32,214
Golden Eagle Retail Group	4,367	6,024
GOME Electrical Appliances Holding	77,767	13,133
Goodbaby International Holdings	5,502	2,936
Great Wall Motor, Cl H	7,474	37,481
Guangzhou Automobile Group, Cl H	17,135	18,003
Hisense Kelon Electrical Holdings, Cl A*	2,121	2,598
Home Inns & Hotels Management ADR*	174	5,618
Intime Retail Group	9,019	9,708
Kandi Technologies Group*	196	3,214
Li Ning	5,272	3,561
New Oriental Education & Technology Group	1,170	34,340
Parkson Retail Group	10,529	3,312
Shenzhou International Group Holdings	4,378	13,912
SinoMedia Holding	4,374	3,660
Vipshop Holdings ADR*	242	36,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Xinchen China Power Holdings*	6,495	$4,027
Zhongsheng Group Holdings	5,944	8,184
		341,543
Consumer Staples — 10.8%
Biostime International Holdings	1,209	8,292
China Mengniu Dairy	10,175	50,960
China Modern Dairy Holdings*	18,102	7,771
China Yurun Food Group	10,826	5,582
Hengan International Group	5,911	61,228
Labixiaoxin Snacks Group (A)(B)	3,059	1,183
NVC Lighting Holding	14,305	4,020
Prince Frog International Holdings	3,126	923
Sun Art Retail Group	18,359	23,076
Tingyi Cayman Islands Holding	17,497	50,188
Tsingtao Brewery, Cl H	3,886	28,430
Uni-President China Holdings	8,141	6,843
Want Want China Holdings	58,872	87,886
Yashili International Holdings	7,892	3,540
		339,922
Health Care — 4.2%
China Medical System Holdings	9,105	10,306
Guangzhou Baiyunshan Pharmaceutical Holdings	1,296	4,394
Mindray Medical International ADR	600	19,416
Shandong Weigao Group Medical Polymer, Cl H	16,204	18,466
Shanghai Fosun Pharmaceutical Group, Cl H	2,541	8,844
Shanghai Pharmaceuticals Holding, Cl H	4,124	9,378
Sihuan Pharmaceutical Holdings Group	15,012	18,095
Sinopharm Group, Cl H	7,287	19,963
Tong Ren Tang Technologies, Cl H	1,771	5,685
WuXi PharmaTech Cayman ADR*	519	19,130
		133,677
Industrials — 8.2%
51job ADR*	89	6,341
Air China, Cl H	18,141	10,711
AviChina Industry & Technology, Cl H	19,314	10,756
Beijing Capital International Airport, Cl H	10,538	7,227
China Communications Construction, Cl H	33,333	23,247
China COSCO Holdings, Cl H	19,214	7,951
China Eastern Airlines, Cl H*	13,141	4,371
China International Marine Containers Group, Cl H	5,314	12,317
China Lesso Group Holdings	9,401	5,211

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Machinery Engineering, Cl H	6,577	$4,723
China National Materials	8,488	1,521
China Railway Construction, Cl H	15,075	12,749
China Railway Group, Cl H	31,023	14,438
China Rongsheng Heavy Industries Group Holdings	25,021	3,967
China Shipping Container Lines, Cl H*	28,187	6,395
China Shipping Development, Cl H	9,401	5,357
China Southern Airlines, Cl H	15,323	4,978
CSR	14,349	12,061
Dongfang Electric, Cl H	2,486	3,871
First Tractor, Cl H	2,029	1,104
Fosun International*	14,357	18,046
Haitian International Holdings	4,569	9,165
Harbin Electric, Cl H	4,073	2,305
Jiangsu Expressway, Cl H	8,294	9,452
Lonking Holdings	16,125	3,160
Metallurgical Corp of China, Cl H*	21,033	3,579
Sany Heavy Equipment International Holdings	6,757	1,516
Shanghai Electric Group, Cl H	22,542	7,991
Weichai Power, Cl H	3,270	12,372
Zhejiang Expressway, Cl H	11,482	10,465
Zhuzhou CSR Times Electric, Cl H	4,194	14,139
Zoomlion Heavy Industry Science and Technology	10,399	7,239
		258,725
Information Technology — 40.8%
21Vianet Group ADR*	449	12,886
AAC Technologies Holdings	5,536	28,654
Baidu*	2,599	396,036
Canadian Solar*	252	8,074
Comtec Solar Systems Group	4,034	702
Guodian Technology & Environment, Cl H*	6,833	1,814
Hanwha SolarOne ADR*	373	1,067
Hollysys Automation Technologies*	302	6,505
JA Solar Holdings ADR*	261	2,654
Kingsoft	6,283	24,745
NetEase ADR	591	39,774
Perfect World ADR	365	7,544
Qihoo 360 Technology ADR*	612	60,943
Semiconductor Manufacturing International*	168,562	12,604
SINA*	491	29,661
Sohu.com*	228	14,841
SouFun Holdings ADR	171	11,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sunny Optical Technology Group	4,869	$4,739
Tencent Holdings	8,209	570,933
Trina Solar ADR*	607	8,164
Xinjiang Goldwind Science & Technology, Cl H	3,667	3,905
Youku Tudou ADR*	927	25,993
YY ADR*	120	9,163
		1,283,101
Materials — 4.5%
Aluminum Corp of China, Cl H*	29,141	10,030
Angang Steel, Cl H	8,233	5,073
Anhui Conch Cement, Cl H	9,968	42,727
BBMG, Cl H	8,510	6,626
China BlueChemical	12,566	6,480
China Hongqiao Group	8,583	5,422
China Molybdenum, Cl H	9,681	3,769
China National Building Material, Cl H	21,152	21,215
China Shanshui Cement Group	15,572	6,564
Dongyue Group	9,099	3,707
Jiangxi Copper, Cl H	10,797	18,150
Maanshan Iron & Steel, Cl H	13,983	3,083
Sinopec Yizheng Chemical Fibre, Cl H	15,343	3,105
West China Cement	20,944	2,349
		138,300
Utilities — 2.5%
Beijing Jingneng Clean Energy, Cl H	9,682	4,431
China Datang Renewable Power, Cl H	10,558	1,674
China Longyuan Power Group, Cl H	20,012	20,149
ENN Energy Holdings	5,352	37,292
Huadian Fuxin Energy, Cl H	11,340	6,184
Huaneng Renewables, Cl H	26,263	8,904
Tianjin Jinran Public Utilities, Cl H	3,707	746
		79,380
TOTAL CHINA		2,574,648
HONG KONG – 18.0%
Consumer Discretionary — 4.7%
Ajisen China Holdings	4,800	4,332
Belle International Holdings	39,799	39,660
Bosideng International Holdings	24,137	3,641
Brilliance China Automotive Holdings	23,174	35,431
Geely Automobile Holdings	39,138	15,389
Haier Electronics Group	5,526	14,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hengdeli Holdings	12,637	$2,427
Minth Group	4,178	8,510
Skyworth Digital Holdings*	13,388	7,352
TCL Multimedia Technology Holdings	3,924	1,513
Trinity	8,170	2,128
Xinyi Glass Holdings	17,219	14,007
		149,350
Consumer Staples — 1.2%
China Agri-Industries Holdings	19,255	7,521
China Foods	6,630	2,385
China Resources Enterprise	7,990	22,558
FU JI Food and Catering Services Holdings*	1,533	263
Vinda International Holdings	3,960	5,758
		38,485
Health Care — 1.4%
Beijing Tong Ren Tang Chinese Medicine*	1,723	2,332
China Traditional Chinese Medicine	19,973	9,012
CSPC Pharmaceutical Group	13,071	11,576
Sino Biopharmaceutical	24,370	20,767
		43,687
Industrials — 6.1%
Beijing Enterprises Holdings	4,515	40,453
China Everbright International	20,453	28,002
China High Speed Transmission Equipment Group	7,310	5,456
China Merchants Holdings International	8,916	30,632
China Singyes Solar Technologies Holdings	3,238	5,118
China State Construction International Holdings	15,140	25,646
CIMC Enric Holdings	4,473	6,308
CITIC Pacific	13,332	23,649
Freetech Road Recycling Technology Holdings*	3,446	1,111
Shanghai Industrial Holdings	4,086	13,616
Shenzhen International Holdings	7,393	9,254
		189,245
Information Technology — 1.0%
Anxin-China Holdings	20,158	3,118
GCL-Poly Energy Holdings	71,032	25,640
VODone	27,133	2,938
		31,696
Materials — 1.7%
China Lumena New Materials(A)(B)	28,720	2,925
China Resources Cement Holdings	15,329	12,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Huabao International Holdings	16,528	$7,585
Lee & Man Paper Manufacturing	14,139	8,786
MMG*	11,872	2,464
Nine Dragons Paper Holdings	13,980	10,885
Sinofert Holdings	15,638	2,016
Yingde Gases Group	6,702	6,394
		53,129
Utilities — 1.9%
China Gas Holdings	19,330	30,202
China Oil & Gas Group	39,814	6,775
China Resources Gas Group	7,317	23,299
		60,276
TOTAL HONG KONG		565,868
TOTAL COMMON STOCK (Cost $2,524,392)		3,140,516
TIME DEPOSIT — 0.1%
Brown Brothers Harriman 0.030%, 04/01/14 USD	$3,694	3,694
TOTAL TIME DEPOSIT (Cost $3,694)		3,694
TOTAL INVESTMENTS — 100.0% (Cost $2,528,086)		$3,144,210
Percentages are based on Net Assets of $3,142,676

*	Non-income producing security.
(A)	Security fair valued using method determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $4,108 and represented 0.13% of Net Assets.
(B)	Security considered illiquid. The total market value of such securities as of March 31, 2014 was $4,108 and represented 0.13% of Net Assets.
ADR	American Depositary Receipt
Cl	Class
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Five Year Plan ETF

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3*	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$341,543	$—	$—	$341,543
Consumer Staples	338,739	—	1,183	339,922
Health Care	133,677	—	—	133,677
Industrials	258,725	—	—	258,725
Information Technology	1,283,101	—	—	1,283,101
Materials	138,300	—	—	138,300
Utilities	79,380	—	—	79,380
Hong Kong
Consumer Discretionary	149,350	—	—	149,350
Consumer Staples	38,485	—	—	38,485
Health Care	43,687	—	—	43,687
Industrials	189,245	—	—	189,245
Information Technology	31,696	—	—	31,696
Materials	50,204	—	2,925	53,129
Utilities	60,276	—	—	60,276
Total Common Stock	3,136,408	—	4,108	3,140,516
Time Deposits	—	3,694	—	3,694
Total Investments in Securities	$3,136,408	$3,694	$4,108	$3,144,210

*	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.6%
Consumer Discretionary — 18.7%
Ctrip.com International ADR*	99,648	$5,024,252
E-Commerce China Dangdang ADR, Cl A*	130,810	1,878,432
eLong ADR*	16,155	260,903
Qunar Cayman Islands ADR*	79,821	2,441,724
Vipshop Holdings ADR*	32,500	4,852,250
		14,457,561
Industrials — 2.5%
51job ADR*	27,482	1,958,093
Information Technology — 76.4%
21Vianet Group ADR*	137,311	3,940,826
58.com ADR*	36,688	1,527,321
AutoNavi Holdings ADR*	113,683	2,278,207
Baidu*	35,307	5,380,081
BitAuto Holdings ADR*	49,405	1,770,675
Changyou.com ADR*	25,159	742,694
Giant Interactive Group ADR	249,946	2,891,875
Kingsoft	951,260	3,746,398
KongZhong ADR*	69,873	801,443
NetEase ADR	56,793	3,822,169
Perfect World ADR	114,276	2,362,085
Qihoo 360 Technology ADR*	66,030	6,575,267
Renren ADR*	345,945	1,131,240
Shanda Games ADR*	188,847	1,225,617
SINA*	35,583	2,149,569
Sohu.com*	43,310	2,819,048
SouFun Holdings ADR	35,555	2,432,673
Tencent Holdings	112,073	7,794,636
Youku Tudou ADR*	94,619	2,653,117
YY ADR*	38,819	2,964,219
		59,009,160
TOTAL CHINA		75,424,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2014
KraneShares CSI China Internet ETF

	Shares/ Face Amount(1)	Value
HONG KONG — 2.3%
Information Technology — 2.3%
NetDragon Websoft	565,400	$1,021,897
VODone	6,784,264	734,659
		1,756,556
TOTAL HONG KONG		1,756,556
TOTAL COMMON STOCK (Cost $73,952,740)		77,181,370
TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 04/01/14	$104,961	104,961
0.050%, 04/01/14 HKD	5,600	722
TOTAL TIME DEPOSITS (Cost $105,683)		105,683
TOTAL INVESTMENTS — 100.1% (Cost $74,058,423)		$77,287,053

Percentages are based on Net Assets of $77,243,238

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
ADR	American Depositary Receipt
Cl	Class
HDK	Hong Kong Dollar

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$77,181,370	$—	$—	$77,181,370
Time Deposits	—	105,683	—	105,683
Total Investments in Securities	$77,181,370	$105,683	$—	$77,287,053

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
March 31, 2014

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI China Five Year Plan ETF	KraneShares CSI China Internet ETF
Assets:
Cost of Investments	$11,937,177	$2,528,086	$74,058,423
Cost of Foreign Currency	68,289	—	—
Investments at Value	$11,506,844	$3,144,210	$77,287,053
Foreign Currency at Value	68,179	—	—
Cash	60	—	—
Dividend and Interest Receivable	180	333	—
Total Assets	11,575,263	3,144,543	77,287,053
Liabilities:
Payable due to Investment Adiviser	9,148	1,867	43,815
Total Liabilities	9,148	1,867	43,815
Net Assets	$11,566,115	$3,142,676	$77,243,238
Net Assets Consist of:
Paid-in Capital	$12,036,060	$2,509,994	$74,233,000
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	(38,406)	(986)	(42,548)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,096)	17,544	(175,844)
Net Unrealized Appreciation (Depreciation) on Investments	(430,333)	616,124	3,228,630
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(110)	—	—
Net Assets	$11,566,115	$3,142,676	$77,243,238
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	400,002	50,000	2,150,000
Net Asset Value, Offering and Redemption Price Per Share	$28.92	$62.85	$35.93

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended March 31, 2014

	KraneShares Bosera MSCI China A Share ETF(1)	KraneShares CSI China Five Year Plan ETF(2)	KraneShares CSI China Internet ETF(3)
Investment Income:
Dividend Income	$2,441	$17,958	$98,951
Less: Foreign Taxes Withheld	(244)	(554)	(3,725)
Total Investment Income	2,197	17,404	95,226
Advisory Fees	9,148	22,336	109,528
Total Expenses	9,148	22,336	109,528
Net Investment Loss	(6,951)	(4,932)	(14,302)
Net Realized Gain (Loss) on:
Investments(4)	(1,096)	697,983	(136,394)
Foreign Currency Transactions	(31,455)	1	(48)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(32,551)	697,984	(136,442)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(430,333)	616,124	3,228,630
Foreign Currency Transactions	(110)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(430,443)	616,124	3,228,630
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(462,994)	1,314,108	3,092,188
Net Increase (Decrease) in Net Assets Resulting from Operations	$(469,945)	$1,309,176	$3,077,886

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.
(4)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
For the period ended March 31, 2014

	KraneShares Bosera MSCI China A Share ETF(1)	KraneShares CSI China Five Year Plan ETF(2)	KraneShares CSI China Internet ETF(3)
Operations:
Net Investment Loss	$(6,951)	$(4,932)	$(14,302)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(32,551)	697,984	(136,442)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(430,443)	616,124	3,228,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(469,945)	1,309,176	3,077,886
Dividends and Distributions from:
Net Investment Income	—	—	(28,550)
Net Capital Gains	—	—	(39,098)
Total Dividends and Distributions	—	—	(67,648)
Capital Share Transactions:
Issued	12,036,060	5,000,050	74,233,000
Redeemed	—	(3,166,550)	—
Increase in Net Assets from Capital Share Transactions	12,036,060	1,833,500	74,233,000
Total Increase in Net Assets	11,566,115	3,142,676	77,243,238
Net Assets:
Beginning of Period	—	—	—
End of Period	$11,566,115	$3,142,676	$77,243,238
Accumulated Net Investment Loss/Distribution in Excess of Net Investment Income	$(38,406)	$(986)	$(42,548)
Share Transactions:
Issued	400,002	100,000	2,150,000
Redeemed	—	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	400,002	50,000	2,150,000

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended March 31, 2014
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)
KraneShares Bosera MSCI China A Share ETF
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—	28.92	(3.60)	11,566	1.10†	(0.84)†	—††
KraneShares CSI China Five Year Plan ETF
2014(2)	50.00	(0.06)	12.91	12.85	—	—	—	62.85	25.70	3,143	0.68†	(0.15)†	7††
KraneShares CSI China Internet ETF
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	(0.10)	35.93	44.18	77,243	0.68†	(0.09)†	8††

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2014, the Trust had six portfolios (three of which were operational). The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF (each a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF is diversified; while the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF are non-diversified. Krane Funds Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The KraneShares Bosera MSCI China A Share ETF commenced operations on March 4, 2014. The KraneShares CSI China Five Year Plan ETF commenced operations on July 22, 2013. The KraneShares CSI China Internet ETF commenced operations on July 31, 2013.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units (“Creation Units”). With respect to the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF permits in kind consideration for the purchase of a Creation Unit, such Creation Unit will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees, and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Index
KraneShares CSI China Five Year Plan ETF	CSI Overseas China Five-Year Plan Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

As of March 31, 2014, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$90,145	0.78%
KraneShares CSI China Five Year Plan ETF	4,108	0.13

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the periods ended March 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the periods ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend Income generally recorded on the ex-dividend date. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income semi-annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). Prior to September 18, 2013, Purchasers of Creation Units (“Authorized Participants”) at NAV paid a standard creation transaction fee of $1,500 per transaction. The fee charged was the same regardless of the number of Creation Units purchased by an investor on the same day. Prior to September 18, 2013, an Authorized Participant who held Creation Units and wished to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. As of September 18, 2013, the maximum creation and redemption fees for the KraneShares CSI China Five Year Plan ETF and the KraneShares CSI China Internet ETF were changed to $8,000 and $1,000, respectively. As of March 31, 2014, the KraneShares Bosera MSCI China A Share ETF has a standard creation and redemption fee of $6,000 and a variable fee. These fees are subject to adjustment from time to time by the Adviser.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged The KraneShares Bosera MSCI China A Share ETF generally expects that Creation Units of the Fund issued and redeemed principally for cash. The following table discloses Creation Unit breakdown as of March 31, 2014:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A Share ETF(1)	400,000	$18,000	$12,000,000	$—
KraneShares CSI China Five Year Plan ETF(2)	50,000	1,500	2,500,000	1,500
KraneShares CSI China Internet ETF(3)	2,150,000	9,000	71,733,000	—

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Concentration of Risk

Cash at March 31, 2014, is held in time deposits at Brown Brothers Harriman. Amounts may exceed federally insured limits.

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	1.10%
KraneShares CSI China Five Year Plan ETF	0.68%
KraneShares CSI China Internet ETF	0.68%

Bosera Asset Management (International) Co., Ltd. (“Bosera”), an affiliate of the adviser, operating out of Hong Kong, serves as the Co-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

The Adviser and Co-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, Acquired

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC serves as the investment sub-adviser to the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities on behalf of the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board of Trustees.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF(1)	$11,944,617	$6,344
KraneShares CSI China Five Year Plan ETF(2)	326,788	327,239
KraneShares CSI China Internet ETF(3)	2,576,140	2,370,941

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

Notes to Financial Statements

4. INVESTMENT TRANSACTIONS  – (continued)

For the period ended March 31, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares Bosera MSCI China A Share ETF(1)	$—	$—	$—
KraneShares CSI China Five Year Plan ETF(2)	4,987,122	3,160,263	660,065
KraneShares CSI China Internet ETF(3)	73,883,935	—	—

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

During the period ended March 31, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, equalization and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended March 31, 2014.

KraneShares Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
KraneShares Bosera MSCI China A Shares ETF	$—	$(31,455)	$31,455
KraneShares CSI China Five Year Plan ETF	676,494	3,946	(680,440)
KraneShares CSI China Internet ETF	—	304	(304)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended March 31, 2014 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Shares ETF
2014	$—	$—	$—	$—
KraneShares CSI China Five Year Plan ETF
2014	—	—	—	—
KraneShares CSI China Internet ETF
2014	67,648	—	—	67,648

Notes to Financial Statements

5. TAX INFORMATION  – (continued)

As of March 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI China Five Year Plan ETF	KraneShares CSI China Internet ETF
Undistributed Ordinary Income	$—	$17,544	$596,577
Qualified Late Year Losses	(39,502)	—	—
Unrealized Appreciation on Investments and Foreign Currency	(430,443)	615,138	2,413,661
Total Distributable Earnings (Accumulated Losses)	$(469,945)	$632,682	$3,010,238

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of March 31, 2014 there were no capital losses.

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2014 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Bosera MSCI China A Share ETF	$11,937,177	$181,839	$(612,172)	$(430,333)
KraneShares CSI China Five Year Plan ETF	2,529,072	682,160	(67,022)	615,138
KraneShares CSI China Internet ETF	74,873,392	6,720,415	(4,306,754)	2,413,661

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Industry Concentration Risk

In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly

Notes to Financial Statements

6. CONCENTRATION OF RISKS  – (continued)

over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk

Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk

The Funds are considered to be non-diversified, which means that it may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

7. OTHER

At March 31, 2014, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Accounting Firm

To the Board of Trustees of KraneShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Internet ETF (three of the portfolios constituting KraneShares Trust, hereafter collectively referred to as the “Funds”) at March 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 30, 2014

Trustees and Officers of the Trust (unaudited)
March 31, 2014

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustees(2)
Jonathan Krane(1) 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee and Chairman of the Board, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Chief Executive Officer of Harvest Krane LLC from June 2012 to present. Chief Executive Officer of Emma Entertainment from March 2004 to May 2009.	3	None
Chris Ruppenstein(1) 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1970)	Trustee, No set term; served since 2012	Managing Director of Krane Funds Advisors, LLC from July 2013 to present. Stock Broker at TD Securities USA from January 1997 to January 2012.	3	None
Independent Trustees(2)
Robb T. Doub 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee, No set term; served since 2013	General Partner of New Markets Venture Partners from January 2003 to present.	3	None
John Ferguson 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1966)	Trustee, No set term; served since 2012	President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to present (formerly, Chief Operating Officer from November 2011 to April 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from April 2005 to October 2011.	3	None
Matthew Stroyman 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from September 2007 to present.	3	None

Trustees and Officers of the Trust (unaudited)
March 31, 2014

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of March 31, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee/Officers(2)
Jonathan Krane 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Chief Executive Officer of Harvest Krane LLC from June 2012 to present. Chief Executive Officer of Emma Entertainment from March 2004 to May 2009.	3	None
Jennifer Krane 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1966)	Vice President, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Vice President of Krane Funds Advisors, LLC from July 2011 to present. Sole Practitioner of Jennifer Krane, Esq. from March 2001 to June 2009.	3	None
LuAnne Garvey 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1970)	Chief Compliance Officer, No set term; served since 2014	Director of Cipperman Compliance Services, LLC from January 2014 to present. Compliance Manager of Foreside Financial Group from April 2012 to December 2013. Compliance Manager of BNY Mellon Distributors 2010 to April 2012. Compliance Manager of PFPC Distributors from 1997 to 2012.	3	None

Trustees and Officers of the Trust (unaudited)
March 31, 2014

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Interested Trustee/Officers(2)
Peter Rodriguez(4) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer, No set term; served since 2013	Director, Fund Accounting of SEI Investments Global Funds Services from 2011 to present, 1997 to 2005. Director, Mutual Fund Trading of SEI Private Trust Company from 2009 to 2011. Director, Asset Data Services of Global Wealth Services from 2006 to 2009; Director, Portfolio Accounting of SEI Investments Global Fund Services from 2005 to 2006.	N/A

(1)	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser. Mr. Ruppenstein is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with the Adviser.
(2)	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
(3)	As of March 31, 2014, the Trust had six investment portfolios, three of which were operational.
(4)	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Approval of Advisory Agreements & Board Considerations (unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, each KraneShares Fund’s investment advisory agreement(s) be specifically approved by: (i) the vote of the KraneShares Trust (the “Trust”) Board of Trustees (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Trustees who are not parties to the investment advisory agreement(s) or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement(s) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and Krane Funds Advisors, LLC (the “Adviser”) and any sub-adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Investment Company Act of 1940 requires the Trust to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Trust’s investment advisory contracts.

At in-person meetings held on September 25, 2013 and October 2, 2013 (the “Meetings”), the Board considered proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between the Adviser and Bosera Asset Management (International) Co., Limited (the “Sub-Adviser”), respectively, with respect to the KraneShares Bosera MSCI China A Share ETF, a new series of the Trust (the “New Fund”). At the Meetings, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved for an initial two-year period the proposed Agreements with respect to the New Fund, which commenced operations during the period covered by this Report. The Adviser and the Sub-Adviser are sometimes referred to herein as the “Advisers.”

In considering the Agreements, the Board reviewed a variety of information provided by the Advisers relating to the New Fund, the Agreements and the Advisers, including fee and expense information and information regarding the nature, extent and quality of services to be provided by the Advisers under their respective Agreements. The materials provided to the Board included, among other items: (i) information on the New Fund’s advisory fee, which is structured as a unitary fee, and other expenses, including information comparing the New Fund’s proposed fees and expenses to those of comparable funds; (ii) information about the expected profitability of the Agreements to the Advisers; and (iii) a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements, including investment sub-advisory arrangements, under the 1940 Act.

The Board of Trustees, including the Independent Trustees, also considered other matters such as (i) the Advisers’ financial condition; (ii) the Sub-Adviser’s experience in providing advisory services to comparable funds, i.e., equity index ETFs; (iii) the New Fund’s investment objective and strategies; (iv) the Advisers’ investment personnel and operations; (v) the use, if any, of “soft” commission dollars to pay for research and other similar services; (vi) the resources devoted to compliance, generally, and monitoring with regard to the New Fund’s investment policies and restrictions; and (vii) any “fall-out” benefits to the Advisers and their affiliates (i.e., ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust). Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Advisers, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

Approval of Advisory Agreements & Board Considerations (unaudited)

In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

The nature, extent and quality of the services to be provided to the New Fund under the Agreements.   The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the New Fund and the resources dedicated to the New Fund by the Advisers. The Board considered, among other things, the Advisers’ anticipated responsibilities for managing the investment operations of the New Fund, in accordance with its investment objective and policies, and applicable legal and regulatory requirements. The Board focused, in particular, on the importance of the Sub-Adviser’s status as a Renminbi Qualified Foreign Institutional Investor (“RQFII”), and its ability to obtain a specific aggregate dollar amount of investment quota from China’s State Administration of Foreign Exchange (“SAFE”) to enable the New Fund to invest renminbi (“RMB”) in the People’s Republic of China (the “PRC”) for the purpose of investing in China A Shares in the PRC’s domestic securities markets (“A Share Quota”). The Board considered that while the Sub-Adviser is a newly registered U.S. investment adviser, the Sub-Adviser and its affiliates have extensive investment advisory experience outside of the U.S., including experience in managing exchange-traded products. The Board also considered the fact that the Sub-Adviser is a subsidiary of the then-fifth largest asset management firm in China and the China Merchants Group, a large well-established state-owned enterprise. With respect to the Adviser, the Board considered the Adviser’s role in overseeing the activities of the Sub-Adviser and coordinating the activities of the Trust’s other service providers. After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided were extensive in nature and of high quality and supported the approval of the Agreements.

Performance of the Advisers.  The Board noted that the New Fund is new and therefore has no historical performance for the Board to review. As a result, the Board concluded that historical investment performance was not a material factor in the approval of the Agreements for the New Fund. However, following the New Fund’s commencement of operations, the Board will evaluate the New Fund’s performance in comparison to that of its underlying index and any comparable peer funds.

The costs of the services to be provided and profits expected to be realized by the Advisers and their affiliates from their relationships with the New Fund.  The Trustees considered the unitary fee proposed to be charged to the New Fund for advisory services as well as the expected total expenses of the New Fund. This information included comparisons of the New Fund’s unitary fee and expected total expenses to those of other comparable funds. The Trustees considered that due in part to the recent ability to invest in China A Shares directly and obtain daily liquidity through the RQFII regulatory regime, there existed only a few comparable U.S. registered funds. In evaluating the New Fund’s advisory fees, the Trustees took into account that the Adviser would be paying all of the New Fund’s operating expenses from its advisory fee except for certain excluded expenses. The Trustees further considered that the sub-advisory fees for the New Fund would be paid not by the New Fund, but rather by the Adviser out of its advisory fee.

With regard to profitability, the Trustees considered all compensation that would flow, directly or indirectly, to the Advisers and their affiliates, if any, from their relationship with the New Fund, including any benefits derived or to be derived by the Advisers, such as soft dollar arrangements, as

Approval of Advisory Agreements & Board Considerations (unaudited)

well as the cost of services to be provided to the New Fund. The Trustees considered whether the varied levels of compensation and the estimated profitability under the Agreements were reasonable and justified in light of the quality of all services to be rendered to the New Fund by the Advisers. When considering the profitability of the Sub-Adviser with respect to the sub-advisory services it anticipates providing to the New Fund, the Board took into account the fact that the Sub-Adviser is compensated by the Adviser, and not by the New Fund directly, and such compensation with respect to the Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of the Advisers is reasonable in relation to the quality of the respective services to be provided to the New Fund and supported the approval of the Agreements.

Economies of Scale.  The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies would be shared with the New Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or limitations. The Trustees noted that the Investment Advisory Agreement does not provide for breakpoints in the New Fund’s advisory fee rates as assets of the New Fund increase. The Board took into account the costs of the services to be provided and the estimated profitability to the Adviser and its affiliates of their relationship with the New Fund, as discussed above. The Board also considered the potential effect of the New Fund’s growth and size on fees, noting that if the New Fund’s assets increase over time, the New Fund may realize economies of scale if assets increase proportionally more than some expenses. The Trustees noted that they intend to continue to monitor fees as the New Fund grows in size and assess whether fee breakpoints may be warranted in the future. After reviewing these and related factors, the Board concluded that the advisory and sub-advisory fee structures were reasonable particularly in view of the fact that the Adviser will pay all of the New Fund’s operating expenses under the unitary fee structure, and supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to, the compliance-related resources of the Advisers and potential other benefits to the Advisers, such as the benefits of research made available to the Advisers by reason of brokerage commissions generated by the New Fund’s securities transactions or reputational and other indirect benefits. The Trustees considered the possible conflicts of interest associated with these other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, none of which was dispositive in itself and may have been weighed differently by each Trustee, and assisted by the advice of legal counsel, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements for an initial two-year period. The Board’s conclusions with respect to the Agreements were as follows: (a) the nature and extent of the services expected to be provided by the Advisers with respect to the New Fund were appropriate; (b) the Advisers’ fee for the New Fund and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Advisers were not of a sufficient magnitude to affect the Board’s conclusions; and (d) the Board would consider the Advisers’ ability to share any economies of scale with respect to their management of the New Fund after the New Fund has been in operation for a reasonable period of time.

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 03/04/14	Ending Account Value 03/31/14	Annualized Expense Ratios	Expenses Paid During Period
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$964.00	1.10%	$0.83	(1)
Hypothetical 5% Return	1,000.00	$1,002.99	1.10%	$5.49	(2)

	Beginning Account Value 09/30/13	Ending Account Value 03/31/14	Annualized Expense Ratios	Expenses Paid During Period
KraneShares CSI China Five Year Plan ETF
Actual Fund Return	$1,000.00	$1,172.40	0.68%	$3.51	(2)
Hypothetical 5% Return	1,000.00	$1,021.54	0.68%	$3.43	(2)
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,194.40	0.68%	$3.72	(2)
Hypothetical 5% Return	1,000.00	$1,021.54	0.68%	$3.43	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 28/365 (to reflect the actual time the Fund was operational from 03/04/14-03/31/14).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period).

Notice to Shareholders (unaudited)

For shareholders that do not have a March 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2014 the Funds are designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
KraneShares Bosera MSCI China A Share ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares CSI China Five Year Plan ETF
0.00%	100.00%	100.00%	0.00%	4.79%	0.00%	0.00%	100.00%	0.00%
KraneShares CSI China Internet ETF
0.00%	100.00%	100.00%	0.00%	9.53%	0.00%	0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at KraneShares.com

Notes

KraneShares Trust:
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019
1-855-857-2638
http://kraneshares.com/

Investment Adviser:
Krane Funds Advisors, LLC
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert John Ferguson is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers (PwC) related to the Registrant.

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2014 as follows:

		Fiscal 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$48,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A
(c)	Tax Fees	$13,500	$0	N/A
(d)	All Other Fees	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal 2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by PwC for the fiscal year 2014 were $13,500.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal
Officer

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal
Executive Officer

Date: June 9, 2014

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: June 9, 2014